RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 28, 2019	Jun. 05, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Accrued compensation			$ 14,000
Due to related parties			5,594
Common shares issued for services, value			9,550	$ 27,500	$ 77,550	$ 7,320
Chief Financial Officer [Member]
Fiscal year annualized compensation being paid					101,000
Accrued annualized compensation being paid					31,000
Amount of accrued fees converted		$ 99,000
Common stock shares issued upon conversion of accrued fees		639,536
Conversion price		$ 0.1548
Executive Vice President [Member]
Consulting fees			6,000
Accrued consulting fees			15,000
Total consulting fees			21,000
Fiscal year annualized compensation being paid					34,000
Accrued annualized compensation being paid					50,000
Three Officers [Member]
Common shares issued for services, value				43,895	130,536	$ 131,115
Consulting fees			4,000	9,000	$ 60,000
Common shares issued					600,418	520,108
Common shares issued for services, fair value					$ 130,536	$ 131,115
Accrued consulting fees			2,000	$ 6,000
Total consulting fees			$ 9,000
Common shares issued for services, shares				87,788	600,418	520,108
Former Officer [Member]
Consulting fees					$ 60,000	$ 23,000
Accrued consulting fees						$ 7,000
Three Officers And Director [Member]
Common shares issued for services, value	$ 25,721
Common shares issued					50,000
Common shares issued for services, fair value					$ 11,000
Common shares issued for services, shares	137,872
Three Officers And Director [Member] | September 1, 2015 [Member]
Officers and directors employment agreement terms, description			the Company entered five-year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company.		The Company entered into five year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company